S000088434 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	16.12%
S&P 500 Top 20 Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.68%	22.95%
iShares Top 20 U.S. Stocks ETF
Prospectus [Line Items]
Average Annual Return, Percent	20.45%	22.59%
Performance Inception Date		Oct. 23, 2024
iShares Top 20 U.S. Stocks ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.33%	22.47%
iShares Top 20 U.S. Stocks ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	17.27%